REVENUE - Summary of Net Revenues (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 4,180	$ 3,694
Total Revenues	4,645	4,096
Industrial Activities
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	4,180	3,694
Industrial Activities | Operating segments | Agriculture
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	3,377	3,038
Industrial Activities | Operating segments | Construction
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	803	656
Industrial Activities | Eliminations and Other
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	0	0
Financial Services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	466	397
Financial Services | Eliminations and Other
Disaggregation of Revenue [Line Items]
Total Revenues	$ (1)	$ 5